Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Key Management Personnel Compensation
c.	Key management personnel compensation

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$292,282	$267,501	$271,554
Post-employment benefits	2,953	2,773	3,478
Termination benefits	1,582	939	6,957
Share-based payment	5,772	10	68
Others	1,039	422	294

Total	$303,628	$271,645	$282,351

Subsidiaries [Member]
Statement [LineItems]
Significant Transactions Between the Company and Related Parties
a.	Significant intercompany transactions between consolidated entities were as follows:

For the year ended December 31, 2015

	Counterparty	Transactions (Note 1)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$62,952,979	Net 60 days

UMC	UMC-USA	Accounts receivable	7,615,622	—

UMC	UMC GROUP JAPAN	Sales	9,716,823	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	2,299,403	—

WAVETEK	UMC	Sales	928,335	Net 30 days

WAVETEK	UMC	Accounts receivable	128,809	—

HEJIAN	UMC-USA	Sales	657,149	Net 60 days

HEJIAN	UMC-USA	Accounts receivable	108,932	—

HEJIAN	UMC GROUP JAPAN	Sales	151,935	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	16,480	—

For the year ended December 31, 2016

	Counterparty	Transactions (Note 2)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$69,676,143	Net 60 days

UMC	UMC-USA	Accounts receivable	9,122,728	—

UMC	UMC GROUP JAPAN	Sales	4,056,027	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	681,621	—

UMC	USC	Sales	379,332 (Note 4)	Net 30 days
UMC	USC	Accounts receivable	3,091,249	—

UMC	WAVETEK	Sales	148,266	Month-end 30 days

UMC	WAVETEK	Accounts receivable	337	—

HEJIAN	UMC-USA	Sales	429,216	Net 60 days

HEJIAN	UMC-USA	Accounts receivable	99,626	—

HEJIAN	UMC GROUP JAPAN	Sales	161,809	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	30,294	—

For the year ended December 31, 2017

	Counterparty	Transactions (Note 2)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$59,968,172	Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723	—

UMC	UMC GROUP JAPAN	Sales	4,212,523	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488	—

UMC	USC	Sales	998,899 (Note 5)	Net 30 days

UMC	USC	Accounts receivable	4,790,930	—

UMC	USC	Loan receivable	3,924,360	—

HEJIAN	UMC-USA	Sales	214,147	Net 60 days
HEJIAN	UMC-USA	Accounts receivable	35,498	—

HEJIAN	UMC GROUP JAPAN	Sales	223,740	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	43,332	—

USC	UMC-USA	Sales	241,220	Net 60 days

USC	UMC-USA	Accounts receivable	141,272	—

Note 1:	The significant intercompany transactions listed above include downstream and upstream transactions.

Note 2:	The significant intercompany transactions listed above include downstream transactions.

Note 3:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note 4:	UMC authorized technology licenses to its subsidiary, USC, in the amount of US$0.15 billion, which was recognized as deferred revenue and would be realized over time.

Note 5:	UMC authorized technology licenses to its subsidiary, USC, in the amount of US$0.35 billion, which was recognized as deferred revenue and would be realized over time.

Other [Member]
Statement [LineItems]
Significant Transactions Between the Company and Related Parties
(ii)	Operating revenues

	For the years ended December 31,
	2015	2016	2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$1,132,831	$1,961,451	$1,357,720
Joint ventures	14,224	13,122	12,465
Others	7,228	2,305	30,417

Total	$1,154,283	$1,976,878	$1,400,602

(iii) Accounts receivable, net
		As of December 31,
		2016	2017
		NT$ (In Thousands)	NT$ (In Thousands)
Associates		$138,869	$84,839
Joint ventures		1,012	1,051
Others		86	7,908

Total		139,967	93,798
Less: Allowance for sales returns and discounts		(3,057)	(2,733)

Net		$136,910	$91,065

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end 30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Significant asset transactions

Acquisition of intangible assets

	For the years ended December 31,
	Purchase price
	2015	2016	2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$129,327	$254,611	$322,808

Disposal of available-for-sale financial assets, noncurrent

	Trading Volume (In thousands	Transaction	For the year ended December 31, 2015
	of shares)	underlying	Disposal amount	Disposal gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Associates	336	DRAMEXCHANGE TECH. INC.	$5,400	$2,346

For the year ended December 31, 2016: None.

	Trading Volume (In thousands	Transaction	For the year ended December 31, 2017
	of shares)	underlying	Disposal amount	Disposal loss
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	6,489	ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

(v)	Others

Mask expenditure

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$—	$—	$994,710

Other payables of mask expenditure

	As of December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$—	$—	$580,789